Schedule of Stock Warrants Outstanding (Details) - $ / shares		9 Months Ended	12 Months Ended
	Sep. 26, 2022	Oct. 31, 2023	Jan. 31, 2023	Jan. 31, 2022
Number of warrants, Issued	75,000
Warrant [Member]
Number of warrants, Outstanding		2,256,070	2,164,217	400,166
Weighted average exercise price, Outstanding		$ 1.08	$ 1.177	$ 2.155
Number of warrants, Issued		11,998,743	91,853	1,770,051
Weighted average exercise price, Issued		$ 0.04	$ 0.20	$ 0.522
Number of warrants, Expired
Weighted average exercise price, Expired
Number of warrants, Exercised				(6,000)
Weighted average exercise price, Exercised				$ 2.100
Number of warrants, Outstanding		14,254,813	2,256,070	2,164,217
Weighted average exercise price, Outstanding		$ 0.21	$ 1.08	$ 1.177
Number of warrants, Exercisable		13,747,281	1,748,538
Weighted average exercise price, Exercisable		$ 0.14	$ 0.82
Number of warrants, Expired